Significant Accounting Policies and Practices - Schedule of Intangible Assets, Net of Amortization (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies and Practices - Schedule of Intangible Assets, Net of Amortization (Details) [Line Items]
Total Intangible Assets	$ 25,258	$ (1,165,501)	$ (1,125,717)
Customer Relations [Member]
Significant Accounting Policies and Practices - Schedule of Intangible Assets, Net of Amortization (Details) [Line Items]
Total Intangible Assets	4,685
Know-How and Intellectual Property [Member]
Significant Accounting Policies and Practices - Schedule of Intangible Assets, Net of Amortization (Details) [Line Items]
Total Intangible Assets	12,494
Website & Apps [Member]
Significant Accounting Policies and Practices - Schedule of Intangible Assets, Net of Amortization (Details) [Line Items]
Total Intangible Assets	$ 8,079